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                                                 The Select Sector SPDR(R) Trust
                                                              One Lincoln Street
                                                                Boston, MA 02111

February 4, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

RE: The Select Sector SPDR(R) Trust ("Registrant")
    File Nos.: 333-57791, 811-08837

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 14 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2009.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.

Sincerely,


/s/ Mark E. Tuttle
-------------------------------------
Mark E. Tuttle
Assistant Secretary

cc: Stuart M. Strauss, Esq.